Segment Information - Income, Capital Expenditure and Acquisitions of Rights of Use of VMO2 (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Revenues		€ 39,993	€ 39,277	€ 43,076
Other operating income and expenses		478	396	354
Depreciation and amortization		(8,796)	(8,397)	(9,359)
OPERATING INCOME		4,056	13,586	4,139
Finance income		1,803	614	677
Finance costs		(3,030)	(2,028)	(2,417)
Gain (loss) on derivative		1,012	1,573
Exchange losses		(2,996)	(2,751)	(3,665)
Net financial expense		(1,313)	(1,364)	(1,558)
PROFIT BEFORE TAX		2,960	12,095	2,583
Corporate income tax		(641)	(1,378)	(626)
PROFIT FOR THE YEAR		2,319	10,717	1,957
Share of income (loss) of investments accounted for by the equity method		230	(132)	(3)
CapEx		5,819
Acquisitions of rights of use		2,448	1,979
Share of profit (loss) of associates accounted for using equity method		(13)	5	5
VMO2
Disclosure of joint ventures [line items]
Revenues	€ 7,223	12,155
Other operating income and expenses	(4,773)	(7,754)
OIBDA	2,450	4,401
Depreciation and amortization	(2,395)	(4,170)
OPERATING INCOME	55	231
Finance income	27	24
Finance costs	(504)	(1,020)
Gain (loss) on derivative	489	2,567
Exchange losses	(367)	(1,296)
Net financial expense	(355)	275
PROFIT BEFORE TAX	(300)	507
Corporate income tax	65	(15)
PROFIT FOR THE YEAR	(235)	492
50% attributable to Telefónica Group	(117)	246
Share-based compensation	14	14
Other adjustments	0	32
Share of income (loss) of investments accounted for by the equity method	(103)	292	(103)	€ 0
CapEx	1,508	2,707
Acquisitions of rights of use	75	118
Share of profit (loss) of associates accounted for using equity method	€ 0	€ 1	€ 0